Provision for Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Provision for Income Tax [Abstract]
Schedule of components of the provision for income taxes
(in thousands)	2021	2020
Current
Federal	$—	$—
State	—	—
Deferred
Federal	—	—
State	—	—
Income tax expense	$—	$—

Schedule of effective income tax rate reconciliation to federal statutory tax rate
(in thousands)	2021	2020
Income (loss) before income taxes (all domestic)	$(30,921)	$(2,236)
U.S. federal statutory tax rate	21%	21%
Income taxes computed at federal statutory rate	$(6,493)	$(470)
State and local taxes	(183)	4
Income taxes computed at the federal statutory rate on net income (loss) from pass-through entities not attributable to Class A Common Stock	4,657	648
Change in valuation allowance	1,832	(80)
PPP loan forgiveness – nontaxable	—	(102)
Other	187	—
Income tax expense	$—	$—

Schedule of deferred tax assets and liabilities
(in thousands)	2021	2020
Deferred tax assets
Net operating loss carryforwards	$3,430	$194
Investment in partnership (“Outside Basis Deferred Tax Asset”)(1)	51,799	—
Other	110	46
	55,339	240
Valuation allowance	(55,224)	(109)
Deferred tax assets, net of valuation allowance	115	131
Deferred tax liabilities
Depreciation	—	47
Intangible assets	115	84
	115	131
Net deferred tax asset	$—	$—